Equipment And Related Accumulated Amortization Cost (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Capital Leased Assets [Line Items]
Construction-in-progress	$ 561,140	$ 798,690
Plant and machinery
Capital Leased Assets [Line Items]
Plant and machinery	52,240	89,089
Less: accumulated depreciation	(19,986)	(16,182)
Capital lease asset net, before construction-in-progress	32,254	72,907
Gross Amount and related accumulated amortization	47,542	87,736
Plant and machinery | Assets Held under Capital Leases
Capital Leased Assets [Line Items]
Construction-in-progress	$ 15,288	$ 14,829